Shareholders' equity - Subscribed and paid-in capital (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 MXN ($) shares	Dec. 31, 2022 MXN ($) shares	Dec. 31, 2021 MXN ($) shares	Jun. 11, 2021 shares	Dec. 31, 2020 shares
Shareholders' equity
Number of Shares, outstanding	386,169,425	386,169,425	386,169,425	386,169,425
Contributed Capital	$ 17,600	$ 297,782	$ 297,782	$ 297,782
Series B Class I
Shareholders' equity
Number of Shares, outstanding	340,345,556	340,345,556	340,345,556	340,345,556
Contributed Capital | $		$ 262,447	$ 262,447	$ 262,447
Series BB Class I
Shareholders' equity
Number of Shares, outstanding	49,766,000	49,766,000	49,766,000	49,766,000
Contributed Capital | $		$ 38,375	$ 38,375	$ 38,375
Treasury Series B Class I
Shareholders' equity
Number of Shares, held in treasury	(3,942,131)	(3,942,131)	(3,942,131)	(3,942,131)	(49,766,000)
Contributed capital, held in treasury | $		$ (3,040)	$ (3,040)	$ (3,040)
Common stock
Shareholders' equity
Number of Shares, outstanding	386,169,425	386,169,425	386,169,425	386,169,425		390,111,556